EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 120,039	$ 188,042	$ 162,205
Weighted average number of ordinary shares (in shares)	53,697,594	53,198,015	53,319,408
Share options (in shares)	288,095	325,851	20,884
Weighted average number of shares, adjusted for dilution (in shares)	53,985,689	53,523,866	53,340,292
Basic earnings per share (in dollars per share)	$ 2.24	$ 3.53	$ 3.04
Diluted earnings per share (in dollars per share)	$ 2.22	$ 3.51	$ 3.04